UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                      Irvington, NY              May 14, 2009
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total:      $886,781
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 10555              Elm Ridge Capital Partners, L.P.
(2)     028- 12044              Elm Ridge Partners, LLC
(3)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
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
                                                      FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COL 7      COLUMN 8

                               TITLE                          VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                 --------          -----       --------  -------    --- ----  ----------  ----   ----     ------  ----
ALCATEL-LUCENT                 SPONSORED ADR     013904305   23,852    12,823,454 SH        DEFINED     1,2,3  12,823,454
AMEDISYS INC                   COM               023436108    8,923       324,600 SH        DEFINED     1,2,3     324,600
ANNTAYLOR STORES CORP          COM               036115103    6,950     1,336,479 SH        DEFINED     1,2,3   1,336,479
APPLIED MATLS INC              COM               038222105   35,197     3,274,100 SH        DEFINED     1,2,3   3,274,100
AUTOLIV INC                    COM               052800109   31,391     1,690,439 SH        DEFINED     1,2,3   1,690,439
BOEING CO                      COM               097023105   31,574       887,400 SH        DEFINED     1,2,3     887,400
BRUNSWICK CORP                 COM               117043109    3,450     1,000,000 SH        DEFINED     1,2,3   1,000,000
CA INC                         COM               12673P105   22,879     1,299,203 SH        DEFINED     1,2,3   1,299,203
CAPITAL ONE FINL CORP          COM               14040H105   27,348     2,234,327 SH        DEFINED     1,2,3   2,234,327
CENVEO INC                     COM               15670S105   16,640     5,119,906 SH        DEFINED     1,2,3   5,119,906
CIT GROUP INC                  COM               125581108   29,492    10,347,976 SH        DEFINED     1,2,3  10,347,976
DANA HOLDING CORP              COM               235825205    2,184     4,748,200 SH        DEFINED     1,2,3   4,748,200
DONNELLEY R R & SONS CO        COM               257867101   35,762     4,878,823 SH        DEFINED     1,2,3   4,878,823
DOW CHEM CO                    COM               260543103   29,006     3,440,820 SH        DEFINED     1,2,3   3,440,820
DYNCORP INTL INC               COM               26817C101   36,916     2,769,402 SH        DEFINED     1,2,3   2,769,402
FIFTH THIRD BANCORP            COM               316773100   15,992     5,476,803 SH        DEFINED     1,2,3   5,476,803
HARMAN INTL INDS INC           COM               413086109   25,765     1,904,280 SH        DEFINED     1,2,3   1,904,280
INSITUFORM TECHNOLOGIES INC    CL A              457667103   11,534       737,500 SH        DEFINED     1,2,3     737,500
INTL PAPER CO                  COM               460146103   26,341     3,741,600 SH        DEFINED     1,2,3   3,741,600
ISHARES TR                     DJ REGIONAL BK    464288778   20,467     1,307,000 SH  PUT   DEFINED     1,2,3   1,307,000
ITRON INC                      COM               465741106    5,227       110,400 SH        DEFINED     1,2,3     110,400
ITRON INC                      COM               465741106    3,077        65,000 SH  PUT   DEFINED     1,2,3      65,000
KAPSTONE PAPER & PACKAGING C   COM               48562P103    6,601     2,683,416 SH        DEFINED     1,2,3   2,683,416
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200  48562P111      265     5,300,680 PRN       DEFINED     1,2,3   5,300,680
LAM RESEARCH CORP              COM               512807108   23,682     1,040,071 SH        DEFINED     1,2,3   1,040,071
LEAR CORP                      COM               521865105    2,478     3,304,100 SH        DEFINED     1,2,3   3,304,100
LIZ CLAIBORNE INC              COM               539320101    3,597     1,456,454 SH        DEFINED     1,2,3   1,456,454
MAGNA INTL INC                 CL A              559222401   28,932     1,081,567 SH        DEFINED     1,2,3   1,081,567
MARTIN MARIETTA MATLS INC      COM               573284106    7,930       100,000 SH  PUT   DEFINED     1,2,3     100,000
MBIA INC                       COM               55262C100   31,416     6,859,318 SH        DEFINED     1,2,3   6,859,318
MICRON TECHNOLOGY INC          COM               595112103   22,346     5,504,040 SH        DEFINED     1,2,3   5,504,040
NORTHROP GRUMMAN CORP          COM               666807102   35,464       812,659 SH        DEFINED     1,2,3     812,659
PACKAGING CORP AMER            COM               695156109   34,214     2,627,800 SH        DEFINED     1,2,3   2,627,800
PANERA BREAD CO                CL A              69840W108   11,180       200,000 SH  PUT   DEFINED     1,2,3     200,000
PHH CORP                       COM NEW           693320202   39,389     2,803,495 SH        DEFINED     1,2,3   2,803,495
PNM RES INC                    COM               69349H107   15,972     1,933,700 SH        DEFINED     1,2,3   1,933,700
REGIONS FINANCIAL CORP NEW     COM               7591EP100   23,433     5,500,700 SH        DEFINED     1,2,3   5,500,700
SANMINA SCI CORP               COM               800907107    7,845    25,720,214 SH        DEFINED     1,2,3  25,720,214
SPDR SERIES TRUST              SPDR KBW BK ETF   78464A797   35,175     1,250,000 SH  PUT   DEFINED     1,2,3   1,250,000
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A          848574109   26,039     2,611,699 SH        DEFINED     1,2,3   2,611,699
SUPERVALU INC                  COM               868536103   29,534     2,068,200 SH        DEFINED     1,2,3   2,068,200
TEMPLE INLAND INC              COM               879868107   12,143     2,261,318 SH        DEFINED     1,2,3   2,261,318
VULCAN MATLS CO                COM               929160109    9,779       220,800 SH        DEFINED     1,2,3     220,800
WHIRLPOOL CORP                 COM               963320106   18,408       622,100 SH        DEFINED     1,2,3     622,100
YUM BRANDS INC                 COM               988498101   10,992       400,000 SH  PUT   DEFINED     1,2,3     400,000

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